LORD ABBETT GLOBAL FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

May 5, 2009

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Lord Abbett Global Fund, Inc.
1933 Act File No. 033-20309
1940 Act File No. 811-05476

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 32 to the above-referenced Registrant’s Statement on Form N-1A filed pursuant to Rule 485(b) with the Commission on April 29, 2009.

Very truly yours,

/s/ Jason L. Smith
Jason L. Smith
Paralegal
Lord, Abbett & Co. LLC